UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2023 to December 31, 2023

Strike Acceptance Auto Funding, LLC

(Exact Name of Securitizer as Specified in its Charter)

Date of Report (Date of earliest event reported): February 1, 2024

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001976086

Jeffrey Butcher, Vice President of Finance – (949) 371-8656 x1073

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) for the reporting period

Central Index Key Number of depositor:  _______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________________

Central Index Key Number of underwriter (if applicable): _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Strike Acceptance Auto Funding, LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2023.

PART II—FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 1, 2024

STRIKE ACCEPTANCE AUTO FUNDING, LLC (Securitizer)

By:	/s/ Sonu Singh
Name:	Sonu Singh
Title:	President
(Senior Officer in Charge of Securitization)